The Company	6 Months Ended
Jun. 30, 2026
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The Company

Note 1. The Company

Cellectis S.A. (hereinafter “Cellectis” or “we”) is a limited liability company (“société anonyme”) registered and domiciled in Paris, France.

We are a clinical stage biotechnological company, employing our core proprietary technologies to develop products based on gene-editing, with a portfolio of allogeneic Chimeric Antigen Receptor T-cells (“UCART”) product candidates in the field of immuno-oncology and gene therapy product candidates in other therapeutic indications.

Our UCART product candidates, based on gene-edited T-cells that express Chimeric Antigen Receptors (“CARs”), seek to harness the power of the immune system to target and eradicate cancers. We believe that CAR-based immunotherapy is one of the most promising areas of cancer research, representing a new paradigm for cancer treatment. We are designing next-generation immunotherapies that are based on gene-edited CAR T-cells. Our gene-editing technologies allow us to create allogeneic CAR T-cells, meaning they are derived from healthy donors rather than the patients themselves. We believe that the allogeneic production of CAR T-cells will allow us to develop cost-effective, “off-the-shelf” products that are capable of being stored and distributed worldwide. Our gene-editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity.

Together with our focus on immuno-oncology, we are using our gene-editing technologies to develop gene therapy product candidates in other therapeutic indications. The relative emphasis we place on our programs and product candidates may evolve from time-to-time in light of a variety of factors.

Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc., as a consolidated group of companies, are sometimes referred to as the “Group.”